Average Annual Total Returns{- Fidelity® Government Cash Reserves} - 11.30 Fidelity Government Cash Reserves PRO-12 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.27%	0.87%	0.44%